February 21, 2001

EDGAR Operations Branch
Securities and Exchange Commission
Division of Investment Management
450 Fifth Street, N.W.
Washington, DC 20549

Re:      The Enterprise Group of Funds, Inc.
	   (the "Registrant")
         1933 Act File No. 2-28097
         1940 Act File No. 811-01582

Dear Sir or Madam:

On behalf of the Registrant and pursuant to Rule 497(e) under the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, as the same have been modified by Regulation S-T, this serves as notification of the existence of a Spanish language version of the Registrant's prospectus dated August 31, 2001, as revised
December 18, 2001.

Pursuant to Rule 306 of Regulation S-T, we hereby represent that a fair and accurate
English translation of the Registrant's Spanish language prospectus may be found in Registrant's
497 filing made on December 18, 2001. In accordance with Rule 306 of Regulation S-T, a paper copy of the Spanish language prospectus otherwise required to be filed shall be provided to the Commission upon request.

If you have any questions regarding this filing, please call me at (404) 760-4003.

Very truly yours,

/s/ Catherine R. McClellan
Catherine R. McClellan
Secretary
The Enterprise Group of Funds, Inc.